MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS - SCHEDULE OF LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Investments
Total long-term investments	$ 55,355	$ 55,569
Cost Method Investments
Long-term Investments
Total long-term investments	$ 55,355	$ 55,569